Significant accounting policies (Details Textual)	3 Months Ended
Mar. 31, 2018
Description About Basis Of Depreciation On Property Plant and Equipment	Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum.
Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year